Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Consolidation
Basis of Presentation  The consolidated financial statements have been prepared in conformity with GAAP. Certain prior-period amounts have been reclassified to conform to the current-year presentation.
The consolidated financial statements include the accounts of Anadarko and subsidiaries in which Anadarko holds, directly or indirectly, more than 50% of the voting rights and VIEs for which Anadarko is the primary beneficiary. The Company has determined that WGP and WES are VIEs. Anadarko is considered the primary beneficiary and consolidates WGP and WES. WGP and WES function with capital structures that are separate from Anadarko, consisting of their own debt instruments and publicly traded common units. All intercompany transactions have been eliminated. Undivided interests in oil and natural-gas exploration and production joint ventures are consolidated on a proportionate basis. Investments in noncontrolled entities that Anadarko has the ability to exercise significant influence over operating and financial policies and VIEs for which Anadarko is not the primary beneficiary are accounted for using the equity method. In applying the equity method of accounting, the investments are initially recognized at cost and subsequently adjusted for the Company’s proportionate share of earnings, losses, and distributions. Investments are included in other assets on the Company’s Consolidated Balance Sheets.
Noncontrolling Interests  Noncontrolling interests represent third-party ownership in the net assets of the Company’s consolidated subsidiaries and are presented as a component of equity. Changes in Anadarko’s ownership interests in subsidiaries that do not result in deconsolidation are recognized in equity. See Note 24—Noncontrolling Interests.

Use of Estimates
Use of Estimates  The preparation of financial statements in accordance with GAAP requires management to make informed judgments and estimates that affect the reported amounts of assets, liabilities, revenues, and expenses. Management evaluates its estimates and related assumptions regularly, including those related to proved reserves; the value of properties and equipment; goodwill; intangible assets; AROs; litigation liabilities; environmental liabilities; pension assets, liabilities, and costs; income taxes; and fair values. Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from these estimates.

Fair Value
Fair Value  Fair value is defined as the price that would be received to sell an asset or the price paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs used in determining fair value are characterized according to a hierarchy that prioritizes those inputs based on the degree to which they are observable. The three input levels of the fair-value hierarchy are as follows:

Level 1—Inputs represent unadjusted quoted prices in active markets for identical assets or liabilities (for example, exchange-traded futures contracts for which parties are willing to transact at the exchange-quoted price).
Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (for example, quoted market prices for similar assets or liabilities in active markets or quoted market prices for identical assets or liabilities in markets not considered to be active, inputs other than quoted prices that are observable for the asset or liability, or market-corroborated inputs).
Level 3—Inputs that are not observable from objective sources such as the Company’s internally developed assumptions used in pricing an asset or liability (for example, an estimate of future cash flows used in the Company’s internally developed present value of future cash flows model that underlies the fair-value measurement).
In determining fair value, the Company uses observable market data when available or models that incorporate observable market data. When the Company is required to measure fair value and there is not a market-observable price for the asset or liability or for a similar asset or liability, the Company uses the cost or income approach depending on the quality of information available to support management’s assumptions. The cost approach is based on management’s best estimate of the current asset replacement cost. The income approach is based on management’s best assumptions regarding expectations of future net cash flows and discounts the expected cash flows using a commensurate risk-adjusted discount rate. Such evaluations involve significant judgment, and the results are based on expected future events or conditions such as sales prices, estimates of future oil and gas production or throughput, development and operating costs and the timing thereof, economic and regulatory climates, and other factors, most of which are often outside of management’s control. However, assumptions used reflect a market participant’s view of long-term prices, costs, and other factors and are consistent with assumptions used in the Company’s business plans and investment decisions.
In arriving at fair-value estimates, the Company uses relevant observable inputs available for the valuation technique employed. If a fair-value measurement reflects inputs at multiple levels within the hierarchy, the fair-value measurement is characterized based on the lowest level of input that is significant to the fair-value measurement. For Anadarko, recurring fair-value measurements are performed for interest-rate derivatives, commodity derivatives, and investments in trading securities.
The carrying amount of cash and cash equivalents, accounts receivable, and accounts payable reported on the Company’s Consolidated Balance Sheets approximates fair value. The fair value of debt is the estimated amount the Company would have to pay to repurchase its debt, including any premium or discount attributable to the difference between the stated interest rate and market interest rate at each balance sheet date. Debt fair values, as disclosed in Note 13—Debt and Interest Expense, are based on quoted market prices for identical instruments, if available, or based on valuations of similar debt instruments.
Non-financial assets and liabilities initially measured at fair value include certain assets and liabilities acquired in a business combination or through a non-monetary exchange transaction, intangible assets, goodwill, AROs, exit or disposal costs, and capital lease assets and liabilities where the present value of lease payments is greater than the fair value of the leased asset.

Revenues
Revenues

2018 The Company’s revenue recognition accounting policy effective January 1, 2018, is detailed below.
Exploration and Production The Company’s oil is sold primarily to marketers, gatherers, and refiners. Natural gas is sold primarily to interstate and intrastate natural-gas pipelines, direct end-users, industrial users, local distribution companies, and natural-gas marketers. NGLs are sold primarily to direct end-users, refiners, and marketers. Payment is generally received from the customer in the month following delivery.
Contracts with customers have varying terms, including spot sales or month-to-month contracts, contracts with a finite term, and life-of-field contracts where all production from a well or group of wells is sold to one or more customers. The Company recognizes sales revenues for oil, natural gas, and NGLs based on the amount of each product sold to a customer when control transfers to the customer. Generally, control transfers at the time of delivery to the customer at a pipeline interconnect, the tailgate of a processing facility, or as a tanker lifting is completed. Revenue is measured based on the contract price, which may be index-based or fixed, and may include adjustments for market differentials and downstream costs incurred by the customer, including gathering, transportation, and fuel costs. For natural gas and NGLs sold on our behalf by a processor, revenue is typically measured based on the price the processor receives for the sale, less certain costs withheld by the processor.
Revenues are recognized for the sale of Anadarko’s net share of production volume. Sales on behalf of other working interest owners and royalty interest owners are not recognized as revenues.
The Company enters into buy/sell arrangements related to the transportation of a portion of its oil production. These buy/sell transactions are recorded net in oil and gas transportation expense in the Company’s Consolidated Statements of Income.

WES Midstream Anadarko provides gathering, compressing, treating, processing, stabilizing, transporting, and disposal services pursuant to a variety of contracts. Under these arrangements, the Company receives fees and/or retains a percentage of products or a percentage of the proceeds from the sale of the customer’s products. These revenues are included in gathering, processing, and marketing sales in the Company’s Consolidated Statements of Income. Payment is generally received from the customer in the month of service or the month following the service. Contracts with customers generally have initial terms ranging from 5 to 10 years.
Revenue is recognized for fee-based gathering and processing services in the month of service based on the volume delivered by the customer. Revenues are valued based on the rate in effect for the month of service when the fee is either the same rate per unit over the contract term or when the fee escalates and the escalation factor approximates inflation. The Company may charge additional service fees to customers for a portion of the contract term (i.e., for the first year of a contract or until reaching a volume threshold) due to the significant upfront capital investment. These fees are recognized as revenue over the expected period of customer benefit, generally the life of the related properties. Deficiency fees, which are charged to the customer if they do not meet minimum delivery requirements, are recognized over the performance period based on an estimate of the deficiency fees that will be billed upon completion of the performance period.
The Company’s midstream business also purchases natural-gas volume from producers at the wellhead or production facility, typically at an index price, and charges the producer fees associated with the downstream gathering and processing services. These fees are treated as a reduction of the purchase cost when the fees relate to services performed after control of the product has transferred to Anadarko. If the fees relate to services performed before control of the product has transferred to Anadarko, the fees are treated as Gathering, processing and marketing sales revenues. Revenue is recognized, along with cost of product expense related to the sale, when the purchased product is sold to a third party.
Revenue from percentage of proceeds gathering and processing contracts is recognized net of the cost of product for purchases from service customers when the Company is acting as their agent in the product sale, and any fees charged on these percentage of proceeds contracts are recognized in service revenues.

1. Summary of Significant Accounting Policies (Continued)

2017 This section reflects the Company’s revenue recognition policies through December 31, 2017, prior to the adoption of ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The Company’s oil is sold primarily to marketers, gatherers, and refiners. Natural gas is sold primarily to interstate and intrastate natural-gas pipelines, direct end-users, industrial users, local distribution companies, and natural-gas marketers. NGLs are sold primarily to direct end-users, refiners, and marketers.
The Company recognizes sales revenues for oil, natural gas, and NGLs based on the amount of each product sold to purchasers when delivery to the purchaser has occurred and title has transferred. This occurs when product has been delivered to a pipeline or when a tanker lifting has occurred. The Company follows the sales method of accounting for natural-gas production imbalances. If the Company’s sales volume for a well exceed the Company’s proportionate share of production from the well, a liability is recognized to the extent that the Company’s share of estimated remaining recoverable reserves from the well is insufficient to satisfy this imbalance. No receivables are recorded for those wells on which the Company has taken less than its proportionate share of production.
Anadarko provides gathering, processing, treating, and transporting services pursuant to a variety of contracts. Under these arrangements, the Company receives fees or retains a percentage of products or a percentage of the proceeds from the sale of products and recognizes revenue at the time services are performed or product is sold. These revenues are included in gathering, processing, and marketing sales in the Company’s Consolidated Statements of Income.
The Company enters into buy/sell arrangements related to the transportation of a portion of its oil production. Under these arrangements, barrels are sold to a third party at a location-based contract price and subsequently repurchased by the Company at a downstream location. The difference in value between the sale and purchase price represents the transportation fee from the lease or certain gathering locations to more liquid markets. These arrangements are often required by private transporters. These transactions are reported on a net basis and included in oil and gas transportation in the Company’s Consolidated Statements of Income.

Cash Equivalents
Cash Equivalents and Restricted Cash Equivalents  The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents or restricted cash equivalents. The cash equivalents and restricted cash equivalents balance at December 31, 2018, includes commercial paper and investments in government money market funds in which the carrying value approximates fair value.

Accounts Receivable and Allowance for Uncollectible Accounts
Accounts Receivable and Allowance for Uncollectible Accounts  The Company conducts credit analyses of customers prior to making any sales to new customers or increasing credit for existing customers. Based on these analyses, the Company may require a standby letter of credit or a financial guarantee. The Company charges uncollectible accounts receivable against the allowance for uncollectible accounts when it determines collection will no longer be pursued.

Inventories	Inventories Commodity inventories are stated at the lower of average cost or net realizable value.
Properties and Equipment
Properties and Equipment  Properties and equipment are stated at cost less accumulated DD&A. Costs of improvements that extend the lives of existing properties are capitalized. Maintenance and repairs are expensed as incurred. Upon retirement or sale, the cost of properties and equipment, net of the related accumulated DD&A, is removed and, if appropriate, gain or loss is recognized in gains (losses) on divestitures and other, net in the Company’s Consolidated Statements of Income.

Oil and Gas Properties
Oil and Gas Properties  The Company applies the successful efforts method of accounting for oil and gas properties. Exploration costs, such as exploratory geological and geophysical costs, delay rentals, and exploration overhead, are charged against earnings as incurred. Exploratory drilling costs are initially capitalized pending the determination of proved reserves. If proved reserves are found, drilling costs remain capitalized and are classified as proved properties. For exploratory wells that find reserves that cannot be classified as proved when drilling is completed, costs continue to be capitalized as suspended exploratory drilling costs if there have been sufficient reserves found to justify completion as a producing well and sufficient progress is being made in assessing the reserves and the economic and operating viability of the project. At the end of each quarter, management reviews the status of all suspended exploratory drilling costs in light of ongoing exploration activities, in particular, whether the Company is making sufficient progress in its ongoing exploration and appraisal efforts or, in the case of discoveries requiring government sanctioning, analyzing whether development negotiations are underway and proceeding as planned. If management determines that future appraisal drilling or development activities are unlikely to occur, associated suspended exploratory well costs are expensed.
Acquisition costs of unproved properties are periodically assessed for impairment and are transferred to proved properties to the extent the costs are associated with successful exploration activities. Significant undeveloped leases are assessed individually for impairment, based on the Company’s current exploration plans, and a valuation allowance is provided if impairment is indicated. Unproved oil and gas properties with individually insignificant lease acquisition costs are amortized on a group basis (thereby establishing a valuation allowance) over the average lease terms at rates that provide for full amortization of unsuccessful leases upon lease expiration or abandonment. Costs of expired or abandoned leases are charged against the valuation allowance, while costs of productive leases are transferred to proved properties. Costs of maintaining and retaining unproved properties, as well as amortization of individually insignificant leases and impairment of unsuccessful leases, are included in exploration expense in the Company’s Consolidated Statements of Income.

Capitalized Interest
Capitalized Interest  For significant projects, interest is capitalized as part of the historical cost of developing and constructing assets. Significant oil and gas investments in unproved properties, significant exploration and development projects that have not commenced production, significant midstream development activities that are in progress, and investments in equity-method affiliates that are undergoing the construction of assets that have not commenced principle operations qualify for interest capitalization. Interest is capitalized until the asset is ready for service. Capitalized interest is determined by multiplying the Company’s weighted-average borrowing cost on debt by the average amount of qualifying costs incurred. Once an asset subject to interest capitalization is completed and placed in service, the associated capitalized interest is expensed through depreciation or impairment. See Note 13—Debt and Interest Expense.

Asset Retirement Obligations
Asset Retirement Obligations  AROs associated with the retirement of tangible long-lived assets are recognized as liabilities with an increase to the carrying amounts of the related long-lived assets in the period incurred. The cost of the tangible asset, including the asset retirement cost, is depreciated over the useful life of the asset. AROs are recorded at estimated fair value, measured by reference to the expected future cash outflows required to satisfy the retirement obligations discounted at the Company’s credit-adjusted risk-free interest rate. Accretion expense is recognized over time as the discounted liabilities are accreted to their expected settlement value and is included in DD&A in the Company’s Consolidated Statements of Income. If estimated future costs of AROs change, an adjustment is recorded to both the ARO and the long-lived asset. Revisions to estimated AROs can result from changes in retirement cost estimates, revisions to estimated inflation rates, and changes in the estimated timing of abandonment. See Note 15—Asset Retirement Obligations.

Impairments
Impairments  Properties and equipment are reviewed for impairment when facts and circumstances indicate that net book values may not be recoverable. In performing this review, an undiscounted cash flow test is performed at the lowest level for which identifiable cash flows are independent of cash flows from other assets. If the sum of the undiscounted future net cash flows is less than the net book value of the property, an impairment loss is recognized for the excess, if any, of the property’s net book value over its estimated fair value. See Note 6—Impairments.

Depreciation, Depletion, and Amortization
Depreciation, Depletion, and Amortization  Costs of drilling and equipping successful wells, costs to construct or acquire facilities other than offshore platforms, associated asset retirement costs, and capital lease assets used in oil and gas activities are depreciated using the UOP method based on total estimated proved developed oil and gas reserves. Costs of acquiring proved properties, including leasehold acquisition costs transferred from unproved properties and costs to construct or acquire offshore platforms and associated asset retirement costs, are depleted using the UOP method based on total estimated proved developed and undeveloped reserves. Mineral properties are also depleted using the UOP method. All other properties are stated at historical acquisition cost, net of impairments, and are depreciated using the straight-line method over the useful lives of the assets, which range from 3 to 15 years for furniture and equipment, up to 40 years for buildings, and up to 40 years for gathering facilities.

Goodwill
Goodwill and Other Intangible Assets  Anadarko has allocated goodwill to the following reporting units: Exploration and Production; WES Gathering and Processing; and WES Transportation. Goodwill is subject to annual impairment testing in October (or more frequent testing as circumstances dictate). Anadarko’s goodwill impairment test first assesses qualitative factors to determine whether goodwill is impaired. If the qualitative assessment indicates that it is more likely than not that the fair value of a reporting unit is less than its carrying amount including goodwill, the Company will then perform a quantitative goodwill impairment test. Changes in goodwill may result from, among other things, impairments, acquisitions, or divestitures. See Note 8—Goodwill and Other Intangible Assets.

Other Intangible Assets
Other intangible assets represent contractual rights obtained in connection with business combinations that had favorable contractual terms relative to market at the acquisition date as well as customer-related intangible assets, including customer relationships established by acquired contracts. Other intangible assets are amortized over their estimated useful lives and are assessed for impairment with the associated long-lived asset group whenever impairment indicators are present. See Note 8—Goodwill and Other Intangible Assets.

Derivative Instruments
Derivative Instruments  Anadarko uses derivative instruments to manage its exposure to cash-flow variability from commodity-price and interest-rate risks. Derivatives are carried on the balance sheet at fair value and are included in other current assets, other assets, other current liabilities, or other long-term liabilities, depending on the derivative position and the expected timing of settlement, unless they satisfy the normal purchases and sales exception criteria. Where the Company has the contractual right and intends to net settle, derivative assets and liabilities are reported on a net basis.
Gains and losses on derivative instruments are recognized currently in earnings. Net losses attributable to derivatives previously subject to hedge accounting reside in accumulated other comprehensive income (loss) and will be reclassified to earnings in future periods as the economic transactions to which the derivatives relate affect earnings. See Note 11—Derivative Instruments.

Legal Contingencies
Legal Contingencies  The Company is subject to legal proceedings, claims, and liabilities that arise in the ordinary course of business. Except for legal contingencies acquired in a business combination, which are recorded at fair value at the time of acquisition, the Company accrues losses associated with legal claims when such losses are probable and reasonably estimable. If the Company determines that a loss is probable and cannot estimate a specific amount for that loss but can estimate a range of loss, the best estimate within the range is accrued. If no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. Estimates are adjusted as additional information becomes available or circumstances change. Legal defense costs associated with loss contingencies are expensed in the period incurred. See Note 18—Contingencies.

Environmental Contingencies
Environmental Contingencies  The Company is subject to various environmental-remediation and reclamation obligations arising from federal, state, and local laws and regulations. Except for environmental contingencies acquired in a business combination, which are recorded at fair value at the time of acquisition, the Company accrues losses associated with environmental obligations when such losses are probable and reasonably estimable. Accruals for estimated environmental losses are recognized no later than at the time the remediation feasibility study, or the evaluation of response options, is complete. These accruals are adjusted as additional information becomes available or circumstances change. Future environmental expenditures are not discounted to their present value. Recoveries of environmental costs from other parties are recorded separately as assets at their undiscounted value when receipt of such recoveries is probable. See Note 18—Contingencies.

Income Taxes
Income Taxes  The Company files various U.S. federal, state, and foreign income tax returns. The impact of changes in tax regulations are reflected when enacted. Deferred federal, state, and foreign income taxes are provided on temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. The Company routinely assesses the realizability of its deferred tax assets. If the Company concludes that it is more likely than not that some of the deferred tax assets will not be realized, the tax asset is reduced by a valuation allowance. The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, based on the technical merits of the position. The tax benefit recorded is equal to the largest amount that is greater than 50% likely to be realized through final settlement with a taxing authority. Interest and penalties related to unrecognized tax benefits are recognized in income tax expense (benefit). The Company uses the flow-through method to account for its investment tax credits. See Note 14—Income Taxes.

Share-Based Compensation
Share-Based Compensation  The Company accounts for share-based compensation at fair value. The Company grants equity-classified awards, including stock options and non-vested equity shares (restricted stock awards and units). The Company may also grant equity-classified and liability-classified awards based on a comparison of the Company’s TSR to the TSR of a predetermined group of peer companies (performance units).
The fair value of stock option awards is determined using the Black-Scholes option-pricing model. Restricted stock awards and units are valued using the market price of Anadarko common stock. For other share-based compensation awards, fair value is determined using a Monte Carlo simulation.
The Company records compensation cost, net of actual forfeitures, for share-based compensation awards over the requisite service period using the straight-line method. For equity-classified share-based compensation awards, expense is recognized based on the grant-date fair value. For liability-classified share-based compensation awards, expense is recognized for those awards expected to ultimately be paid. The amount of expense reported for liability-classified awards is adjusted for fair-value changes so that the expense recognized for each award is equivalent to the amount to be paid. See Note 23—Share-Based Compensation.

Recently Issued Accounting Standards
Accounting Standards Adopted in 2019

ASU 2016-02, Leases (Topic 842) This ASU requires lessees to recognize a lease liability and a right-of-use (ROU) asset for all leases, including operating leases, with a term greater than 12 months on the balance sheet. This ASU modifies the definition of a lease and outlines the recognition, measurement, presentation, and disclosure of leasing arrangements by both lessees and lessors. This standard is effective for periods beginning after December 15, 2018, and in the first quarter of 2019, the Company fully adopted this standard using the modified retrospective method applied to all leases that existed on January 1, 2019. Anadarko made certain elections allowing the Company not to reassess contracts that commenced prior to adoption, to continue applying its current accounting policy for existing or expired land easements, and not to recognize ROU assets or lease liabilities for short-term leases. Upon adoption, the Company recognized approximately $600 million of ROU assets and lease liabilities on its Consolidated Balance Sheet related to leases existing on January 1, 2019. The adoption of this ASU did not have a material impact on the Company’s Consolidated Statement of Income or Consolidated Statement of Cash Flows. Anadarko has not identified any material leases in which Anadarko is a lessor. The Company has implemented the necessary changes to its business processes, systems, and controls to support accounting and disclosure requirements under this ASU.

Pension and Other Postretirement Plans
The Company amortizes prior service costs (credits) on a straight-line basis over the average remaining service period of employees expected to receive benefits under each plan. Actuarial gains and losses that exceed 10% of the greater of the projected benefit obligation and the market-related value of assets are amortized over the average remaining service period of participating employees expected to receive benefits under each plan.
Defined-benefit plan obligations and costs are actuarially determined, incorporating the use of various assumptions. Critical assumptions for pension and other postretirement plans include the discount rate, the expected long-term rate of return on plan assets (for funded pension plans), the rate of future compensation increases, and inflation (for postretirement plans). Other assumptions involve demographic factors such as retirement age, mortality, and turnover. The Company evaluates and updates its actuarial assumptions at least annually.
Accumulated and projected benefit obligations are measured as the present value of future cash payments. The Company discounts those cash payments using a discount rate that reflects the weighted average of market-observed yields for select high-quality (AA-rated) fixed-income securities with cash flows that correspond to the expected amounts and timing of benefit payments. The discount-rate assumption used by the Company represents an estimate of the interest rate at which the pension and other postretirement benefit obligations could effectively be settled on the measurement date. Assumed rates of compensation increases for active participants vary by age group, with the resulting weighted-average assumed rate (weighted by the plan-level benefit obligation) provided in the preceding table.

Investment Policies and Strategies   The Company has adopted a balanced, diversified investment strategy, with the intent of maximizing returns without exposure to undue risk. Investments are typically made through investment managers across several investment categories (domestic equity securities, international equity securities, fixed-income securities, real estate, hedge funds, and private equity), with selective exposure to Growth/Value investment styles. Performance for each investment is measured relative to the appropriate index benchmark for its category. Target asset-allocation percentages by major category are 50% equity securities, 25% fixed income, and up to 25% in a combination of other investments such as real estate, hedge funds, and private equity. Investment managers have full discretion as to investment decisions regarding funds under their management to the extent permitted within investment guidelines.
Although investment managers may, at their discretion and within investment guidelines, invest in Anadarko securities, there are no direct investments in Anadarko securities included in plan assets. There may be, however, indirect investments in Anadarko securities through the plans’ fund investments. The expected long-term rate of return on plan assets assumption was determined using the year-end 2018 pension investment balances by asset class and expected long-term asset allocation. The expected return for each asset class reflects capital-market projections formulated using a forward-looking building-block approach while also taking into account historical return trends and current market conditions. Equity returns generally reflect long-term expectations of real earnings growth, dividend yield, changes in valuation, and inflation. Returns on fixed-income securities are generally developed based on expected cash returns, and risk spread (as appropriate), adjusted for the expected effect that changing yields have on the rate of return. Other asset-class returns are generally derived from their relationship to the equity and fixed-income markets.